Pension Plans and Similar Obligations - Defined Contribution Plans and State Plans (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pension Plans and Similar Obligations
Post-employment benefit expense, defined contribution plans	€ 280	€ 260	€ 234
Total expense of state plans	630	603	529
Total expense of defined contribution plans and state plans	€ 910	€ 863	€ 763